Cover	Dec. 11, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Due to a scrivener’s error, the agreements previously filed as Exhibits 4.1, 10.1 and 10.2 to the Form 8-K were incorrect. The purpose of this amendment is to file the correct version of the agreements previously filed as Exhibits 4.1, 10.1 and 10.2 to the Form 8-K. Accordingly, Exhibits 4.1, 10.1 and 10.2 of the Form 8-K are hereby amended and restated in their entirety by the corrected version of the agreements attached hereto as Exhibits 4.1, 10.1 and 10.2, respectively. No other changes have been made to the Form 8-K other than the change described above.
Document Period End Date	Dec. 11, 2025
Entity File Number	001-42711
Entity Registrant Name	CID Holdco, Inc.
Entity Central Index Key	0002033770
Entity Tax Identification Number	99-2578850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5661 S Cameron St
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(303)
Local Phone Number	332-4122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DAIC
Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	DAICW